Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 251,500	$ 211,209
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	117,171	84,735
Assets accepted as collateral that can be sold or repledged in the absence of default	495,653	449,896
Assets accepted as collateral and sold or repledged	284,108	228,245
Trading assets
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	77,847	56,894
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	39,324	27,841
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	20,504	18,364
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	13,636	10,198
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	27,490	27,627
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	88,367	60,542
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	40,280	26,902
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 61,223	$ 67,576